Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
At cost:
Property and equipment, gross	¥ 307,646	$ 44,311	¥ 227,725
Less: Accumulated depreciation	(173,072)	(24,928)	(124,171)
Property and equipment, net	134,574	19,383	103,554
Electronic Equipment [Member]
At cost:
Property and equipment, gross	234,360	33,756	177,862
Office Equipment [Member]
At cost:
Property and equipment, gross	1,024	147	851
Motor Vehicles [Member]
At cost:
Property and equipment, gross	3,418	492	2,511
Purchased and Internally-Developed Software [Member]
At cost:
Property and equipment, gross	26,480	3,814	16,629
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	¥ 42,364	$ 6,102	¥ 29,872